Income Taxes 2 (Components of Income (Loss) from Continuing Operations before taxes) (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (290,579)	$ (191,629)	$ 378,283	$ 315,741	$ 470,646
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(7,126)	61,302	965,360	920,348	945,676
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (297,705)	$ (130,327)	$ 1,343,643	$ 1,236,089	$ 1,416,322